Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary Of Group's Redeemable Preferred Shares Activities
The Group’s redeemable preferred shares activities for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	Series A Shares		Series B Shares		Series B+ Shares		Series B++ Shares
	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)
Balances as of January 1, 2020	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629
Redeemable Preferred Shares redemption value accretion	—	788	—	2,634	—	701	—	151
Conversion and re-designation of preferred shares into Class A common shares	(204,022,000)	(84,860)	(185,512,580)	(263,906)	(43,937,180)	(82,355)	(16,574,460)	(27,780)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—

Balances as of December 31, 2021	—	—	—	—	—	—	—	—

Balances as of December 31, 2022	—	—	—	—	—	—	—	—